Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021 2022, and 2023, and our financial performance for each such fiscal year:

	Summary		Average Summary	Average	Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Compensation	Investment Based On:
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Total Shareholder	Net Income (Loss)
Year	for PEO	to PEO(1)	for non-PEO NEOs	to non-PEO NEOs(1)	Return	($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$1,207,058	$1,106,968	$792,930	$726,521	$3.39	$(7.8)
2022	$885,022	$713,748	$582,474	$473,399	$8.66	$(8.2)
2021	$1,625,965	$(106,354)	$1,150,519	$(8,591)	$21.32	$(8.5)
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs
2021, 2022, 2023	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year.

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs
2021, 2022, 2023	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

PEO Total Compensation Amount	$ 1,207,058	$ 885,022	$ 1,625,965
PEO Actually Paid Compensation Amount	$ 1,106,968	713,748	(106,354)
Adjustment To PEO Compensation, Footnote

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021 2022, and 2023, and our financial performance for each such fiscal year:

	Summary		Average Summary	Average	Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Compensation	Investment Based On:
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Total Shareholder	Net Income (Loss)
Year	for PEO	to PEO(1)	for non-PEO NEOs	to non-PEO NEOs(1)	Return	($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$1,207,058	$1,106,968	$792,930	$726,521	$3.39	$(7.8)
2022	$885,022	$713,748	$582,474	$473,399	$8.66	$(8.2)
2021	$1,625,965	$(106,354)	$1,150,519	$(8,591)	$21.32	$(8.5)
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Years	PEO	Non-PEO NEOs
2021, 2022, 2023	Dave Gonyer	Matthew D'Onofrio and Marilyn Carlson

The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our non-CEO NEOs for each applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 792,930	582,474	1,150,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 726,521	473,399	(8,591)
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the year ended December 31, 2023, as adjusted, as follows:

		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(94,500)	$(62,625)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	15,463	13,374
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	9,429	2,357
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(20,368)	(12,993)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(10,115)	(6,521)
Total Adjustments	$(100,091)	$(66,408)

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 3.39	8.66	21.32
Net Income (Loss)	$ (7,800,000)	$ (8,200,000)	$ (8,500,000)
PEO Name	Dave Gonyer	Dave Gonyer	Dave Gonyer
Measure:: 1
Pay vs Performance Disclosure
Name	our cumulative TSR	our cumulative TSR	our cumulative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	our net loss	our net loss	our net loss
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (100,091)
PEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,500)
PEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,463
PEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,429
PEO | Increase Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,368)
PEO | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,115)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,408)
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,625)
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,374
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357
Non-PEO NEO | Increase Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,993)
Non-PEO NEO | Increase Deduction for Awards Granted During Prior FY that Vested During Applicable FY Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,521)